Property, plant and equipment - Schedule of PPE (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Cost	$ 114,126	$ 122,842
Accumulated depreciation	50,695	53,038
Property, plant and equipment	63,431	69,804
Land and buildings
Property, Plant and Equipment [Line Items]
Cost	4,765	4,947
Accumulated depreciation	1,474	1,412
Property, plant and equipment	3,291	3,535
Computer equipment and software
Property, Plant and Equipment [Line Items]
Cost	7,079	7,742
Accumulated depreciation	6,043	7,438
Property, plant and equipment	1,036	304
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Cost	3,553	5,322
Accumulated depreciation	2,975	3,585
Property, plant and equipment	578	1,737
Machinery and equipment
Property, Plant and Equipment [Line Items]
Cost	87,151	90,570
Accumulated depreciation	33,476	33,007
Property, plant and equipment	53,675	57,563
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	11,578	14,261
Accumulated depreciation	6,727	7,596
Property, plant and equipment	$ 4,851	$ 6,665